UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-08603

Name of Fund:  Debt Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2007

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2005 - 06/30/2006
Debt Strategies Fund, Inc.









========================== DEBT STRATEGIES FUND, INC. ==========================


ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848303
Meeting Date: MAY 14, 2006   Meeting Type: Written Consent
Record Date:  NOV 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTORS  FOURTH AMENDED JOINT PLAN OF     None      Did Not    Management
      REORGANIZATION UNDER CHAPTER 11 OF THE              Vote
      BANKRUPTCY CODE DATED NOVEMBER 21, 2005.M


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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 17, 2005   Meeting Type: Annual
Record Date:  OCT 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Nathaniel Mass             For       For        Management
5     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management


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IDT CORP.

Ticker:       IDT.C          Security ID:  448947309
Meeting Date: DEC 15, 2005   Meeting Type: Annual
Record Date:  OCT 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director J. Warren Blaker           For       For        Management
1.2   Elect Director Stephen R. Brown           For       For        Management
1.3   Elect Director James A. Courter           For       Withhold   Management
1.4   Elect Director Slade Gorton               For       For        Management
1.5   Elect Director Marc E. Knoller            For       For        Management
2     Approve Stock Option Plan                 For       Against    Management
3     Approve Restricted Stock Plan             For       Against    Management
4     Ratify Auditors                           For       For        Management


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ION MEDIA NETWORKS INC

Ticker:       ION            Security ID:  704231604
Meeting Date: JUN 23, 2006   Meeting Type: Annual
Record Date:  APR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Frederick M. R. Smith      For       For        Management
2     Change Company Name                       For       For        Management
3     Increase Authorized Common Stock          For       For        Management
4     Approve Omnibus Stock Plan                For       Against    Management
5     Ratify Auditors                           For       For        Management


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LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P403
Meeting Date: APR 27, 2006   Meeting Type: Annual
Record Date:  MAR 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Sean F. Armstrong          For       For        Management
1.2   Elect Director Russel S. Bernard          For       For        Management
1.3   Elect Director Stewart J. Brown           For       For        Management
1.4   Elect Director Stephen P. Grathwohl       For       For        Management
1.5   Elect Director Dr. Sheryl E. Kimes        For       Withhold   Management
1.6   Elect Director Kevin C. Mctavish          For       For        Management
1.7   Elect Director Edward J. Rohling          For       For        Management
1.8   Elect Director Alex R. Lieblong           For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management


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LORAL CYBERSTAR, INC.

Ticker:                      Security ID:  543868AC7
Meeting Date: JUL 8, 2005    Meeting Type: Written Consent
Record Date:  JUN 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CHAPTER 11 PLAN OF REORGANIZATION         For       For        Management


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US UNWIRED INC.

Ticker:                      Security ID:  90338RAF1
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      Did Not    Management
                                                          Vote

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Debt Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Debt Strategies Fund, Inc.

Date:  August 24, 2006